KEY MANAGEMENT COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
KEY MANAGEMENT COMPENSATION

NOTE 30 — KEY MANAGEMENT COMPENSATION

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers and Board of Directors during the six months ended June 30, 2023 and 2022:

	2023			2022
	Salary	Stock Based	Total	Salary	Stock Based	Total
Key management compensation	$991,278	$399,537	$1,390,815	$497,911	$17,669	$515,580

NOTE 32 — KEY MANAGEMENT COMPENSATION

The following tables set forth information regarding compensation awarded to or earned by our Executive Officers and Board of Directors during the years ended December 31, 2022 and 2021:

	2022			2021
	Salary	Stock Based	Total	Salary	Stock Based	Total
Key management compensation	$1,184,506	$553,987	$1,738,493	$975,110	$43,640	$1,018,750